Financial risk management objectives and policies - Foreign currency risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) country	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Foreign currency risk
Number of hyperinflationary countries in which group operates | country	3
Borrowings	$ 29,622	$ 30,295
Cash	$ 1,332	$ 1,215	$ 1,325
Maximum
Foreign currency risk
Typical currency exposure period on working capital balances	3 months
All currencies excluding USD
Foreign currency risk
Percentage of entity's revenue	59.00%
Interest rates
Foreign currency risk
Increase (decrease) in interest expense due to reasonably possible increase in risk assumption	$ 23
Increase (Decrease) in interest income due to reasonably possible increase in risk assumption	$ 57
Reasonably possible increase or decrease in risk assumption	1.00%
Reasonably possible increase in risk assumption	1.00%	1.00%
Reasonably possible decrease in risk assumption	1.00%	1.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component	$ 1,266	$ 1,407
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component	$ (1,406)	$ (1,561)
Foreign exchange risk
Foreign currency risk
Reasonably possible increase or decrease in risk assumption	10.00%
Reasonably possible increase in risk assumption	10.00%	10.00%
Reasonably possible decrease in risk assumption	10.00%	10.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component	$ 88	$ 11
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component	(111)	(20)
Impact on profit: (loss)/gain ($m) due to increase in risk component	(13)	(117)
Impact on profit: (loss)/gain ($m) due to decrease in risk component	16	133
Impact on equity: gain/(loss) ($m) due to increase in risk component	101	128
Impact on equity: gain/(loss) ($m) due to decrease in risk component	(126)	(152)
Foreign exchange risk | Borrowings denominated in foreign currencies
Foreign currency risk
Borrowings	6,184	5,424
Foreign exchange risk | Borrowings denominated in foreign currencies | Fair value hedges
Foreign currency risk
Borrowings	1,634	1,468
Foreign exchange risk | Borrowings denominated in foreign currencies | Net investment hedges
Foreign currency risk
Borrowings	1,405	1,267
Foreign exchange risk | Borrowings denominated in foreign currencies | Cash flow hedges
Foreign currency risk
Borrowings	2,694	2,387
Foreign exchange risk | Borrowings denominated in foreign currencies | Not in a designated IFRS 9 hedge
Foreign currency risk
Borrowings	$ 451	302
Foreign exchange risk | USD
Foreign currency risk
Reasonably possible increase in risk assumption	10.00%
Reasonably possible decrease in risk assumption	10.00%
Foreign exchange risk | GBP
Foreign currency risk
Borrowings	$ 564
Foreign exchange risk | GBP | Borrowings denominated in foreign currencies
Foreign currency risk
Borrowings	564	548
Foreign exchange risk | GBP | Borrowings denominated in foreign currencies | Net investment hedges
Foreign currency risk
Borrowings	469	438
Foreign exchange risk | GBP | Borrowings denominated in foreign currencies | Not in a designated IFRS 9 hedge
Foreign currency risk
Borrowings	95	110
Foreign exchange risk | Euro
Foreign currency risk
Borrowings	5,620
Foreign exchange risk | Euro | Borrowings denominated in foreign currencies
Foreign currency risk
Borrowings	5,620	4,876
Foreign exchange risk | Euro | Borrowings denominated in foreign currencies | Fair value hedges
Foreign currency risk
Borrowings	1,634	1,468
Foreign exchange risk | Euro | Borrowings denominated in foreign currencies | Net investment hedges
Foreign currency risk
Borrowings	936	829
Foreign exchange risk | Euro | Borrowings denominated in foreign currencies | Cash flow hedges
Foreign currency risk
Borrowings	2,694	2,387
Foreign exchange risk | Euro | Borrowings denominated in foreign currencies | Not in a designated IFRS 9 hedge
Foreign currency risk
Borrowings	$ 356	$ 192